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                                  UNITED STATES                    0MB Number: 3235-0058
                       SECURITIES AND EXCHANGE COMMISSION          Expires: March 31, 2006
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                                                                   SEC FILE NUMBER

                                   FORM 12B-25                     000-49484
                                                                   CUSIP NUMBER

                           NOTIFICATION OF LATE FILING

(Check one):     Form 10-K     Form 20-F     Form 11-K  X  Form I0-Q
             ---            ---          ---           ---
                 Form N-SAR     Form N-CSR
             ---            ---

                  For Period Ended: April 30, 2004
                  ___ Transition Report on Form 10-K
                  ___ Transition Report on Form 20-F
                  ___ Transition Report on Form 11-K
                  ___ Transition Report on Form lO-Q
                  ___ Transition Report on Form N-SAR
                  For the Transition Period Ended: _________________________

  Read Instruction (on back page) Before Preparing Form. Please Print or Type.

NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
VERIFIED ANY INFORMATION CONTAINED HEREIN

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
________________________________________________________________________________

PART I -- REGISTRANT INFORMATION

         New Media Lottery Services, Inc.
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Full Name of Registrant

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Former Name if Applicable

         370 Neff Avenue
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Address of Principal Executive Office (Street and Number)

         Harrisonburg, VA 22801
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City, State and Zip Code

PART II-- RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

     (a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

  X  (b) The subject annual report, semi-annual report, transition report on
 ---     Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

     (c) The accountant's statement or other exhibit required by Rule 12b-25(c)
         has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The registrant requires additional time to compile financial information from its Irish subsidiary and cannot complete such task without unreasonable expense and effort.
(Attach extra Sheets if Needed)

                    PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION
SEC 1344 (07-03)    CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS
                    THE FORM DISPLAYS A CURRENTLY VALID 0MB CONTROL NUMBER.

PART IV -- OTHER INFORMATION

(1)  Name and telephone number of person to contact in regard to this notification

     Randolph Brownell, III               (540)             437-1688
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             (Name)                    (Area Code)       (Telephone Number)

(2)  Have all other periodic reports required under Section 13 or 15(d) of the
     Securities Exchange Act of 1934 or Section 30 of the Investment Company Act
     of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s). Yes X  No
                                ---    ---

(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                             Yes      No  X
                                                                 ---     ---

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                          New Media Lottery Services, Inc.
                      ---------------------------------------------------
                      (Name of Registrant as Specified in Charter)

     has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  March 14, 2005              By: /s/Randolph Brownell, III, Vice President
     ----------------------            -----------------------------------------

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative
(other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION
   INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL
                        VIOLATIONS (SEE 18 U.S.C. 1001).

                              GENERAL INSTRUCTIONS

1.   This form is required by Rule 1 2b-25 (17 CFR 240.1 2b-25) of the General
     Rules and Regulations under the Securities Exchange Act of 1934.

2.   One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange
     Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the
     General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the
     Commission files.

3.   A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4.   Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5.   Electronic Filers: This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit reports within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or
     Rule 202 of Regulation S-T (~232.201 or ss.232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) ofRegulation
     S-T (~232.l3(b) of this chapter).

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